PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental expenses	¥ 12,304		¥ 15,290
Interest receivable from time deposits	894		2,206
Prepaid deposits	25,238		26,913
Prepaid advertising expenses	7,656		8,878
Prepaid value-added tax	40,352		28,545
Loans made to employees	20,421		17,947
Professional fee	11,169		13,859
Inventory	4,626		5,325
Others	15,693		13,576
Total prepaid expenses and other current assets	¥ 138,353	$ 21,204	¥ 132,539